Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (1,723)	$ (755)	$ (214)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22	16	3
Reduction in the carrying amount of right-of-use assets	28	25	14
Stock-based compensation	156	220	17
Goodwill impairment	1,114	0	0
Change in fair value of derivative liabilities	(114)	20	0
Non-cash severance	0	8	0
Change in deferred tax asset valuation allowance	0	(5)	0
Other operating activities	(3)	12	0
Changes in operating assets and liabilities:
Other current and non-current assets	47	(48)	(26)
Operating lease liabilities	(25)	(21)	(2)
Other current and non-current liabilities	(10)	(36)	16
Net cash used in operating activities	(508)	(564)	(192)
Cash flows from investing activities
Purchases of property and equipment	(15)	(48)	(7)
Net cash acquired in acquisitions	0	294	0
Purchases of short-term investments	(1,610)	0	(120)
Maturities of short-term investments	773	0	470
Other investing activities	0	4	0
Net cash (used in) provided by investing activities	(852)	250	343
Cash flows from financing activities
Proceeds from issuance of common stock	13	8	3
Proceeds from issuance of Series U-2 preferred stock, net	0	398	0
Proceeds from the Merger, net of transaction costs	0	1,134	0
Other financing activities	(2)	0	(1)
Net cash provided by financing activities	11	1,540	2
Net (decrease) increase in cash, cash equivalents, and restricted cash	(1,349)	1,226	153
Cash, cash equivalents, and restricted cash at beginning of the period	1,626	400	247
Cash, cash equivalents, and restricted cash at end of the period	$ 277	$ 1,626	$ 400